GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL.
Schedule of goodwill
	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate	Consolidated
(millions of Canadian dollars)
Balance at January 1, 2011	47	-	29	355	-	431
Foreign exchange and other	1	-	1	7	-	9
Balance at December 31, 2011	48	-	30	362	-	440
Transfer of assets to the Fund	(29)	-	-	29	-	-
Foreign exchange and other	3	-	(17)	(7)	-	(21)
Balance at December 31, 2012	22	-	13	384	-	419